Expense Example - ARIA Opportunities ETF - ARIA Opportunities ETF	Jul. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	$ 249